Commitment	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitment
7.	Commitment

In 2011 the Company renewed its lease agreement for two years with a company to provide office space. The Company agreed to pay equal monthly installments of $1,600 on the first year and $1,625 in the second year as rent expense and related security charges. The Company did not renew its lease agreement in 2013.

Rent expense was $10,631 and $18,750 for the years ended December 31, 2013 and 2012, respectively.